Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Long term debt [Abstract]
Disclosure of Long Term Debt
Long-term debt is comprised of the following:

As at	December 31, 2025	December 31, 2024
Revolving credit & swing line facilities (net of financing costs)	$224,491	$369,333

Term Loan A (net of financing costs)	124,933	124,882

Seller notes	11,359	13,068

	$360,783	$507,283

Current portion	8,752	8,994
	$352,031	$498,289

The following is the continuity of long-term debt:

As at	December 31, 2025	December 31, 2024
Balance, beginning of year	$507,283	$421,705

Consideration on acquisition	7,462	3,517

Draws	391,623	365,994

Repayments	(544,867)	(283,790)
Deferred financing costs	(1,086)	(829)

Amortization of deferred financing costs	301	656

Foreign exchange	67	30

Balance, end of year	$360,783	$507,283